CONCENTRATIONS OF CREDIT RISK AND MAJOR CUSTOMERS (DETAILS)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Concentration Of Credit Risk And Major Customers [Line Items]
Loans Receivable Percentage	100.00%	100.00%
Accounts Receivable [Member]
Concentration Of Credit Risk And Major Customers [Line Items]
Loans Receivable Percentage	66.60%	54.10%
Accounts Receivable [Member] | Customer A [Member]
Concentration Of Credit Risk And Major Customers [Line Items]
Loans Receivable Percentage	33.80%	31.80%
Accounts Receivable [Member] | Customer B [Member]
Concentration Of Credit Risk And Major Customers [Line Items]
Loans Receivable Percentage	0.00%	11.60%
Accounts Receivable [Member] | Customer C [Member]
Concentration Of Credit Risk And Major Customers [Line Items]
Loans Receivable Percentage	0.00%	10.70%
Accounts Receivable [Member] | Customer D [Member]
Concentration Of Credit Risk And Major Customers [Line Items]
Loans Receivable Percentage	16.60%	0.00%
Accounts Receivable [Member] | Customer E [Member]
Concentration Of Credit Risk And Major Customers [Line Items]
Loans Receivable Percentage	16.20%	0.00%